Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets and Goodwill - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets and goodwill [Abstract]
Intangible assets	¥ 3,014,944	¥ 3,487,733